Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) (Forward Contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	$ 756,068	$ 181,247
Notional amount of foreign currency derivative sale contracts	233,466	381,382
Euro [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	57,022	16,076
Notional amount of foreign currency derivative sale contracts	154,251	240,830
GBP [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	30,868	20,475
Notional amount of foreign currency derivative sale contracts	45,095	85,980
NIS [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	654,105	114,284
Other [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	14,073	30,412
Notional amount of foreign currency derivative sale contracts	$ 34,120	$ 54,572